Restructuring	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring

Note 13 — Restructuring

Restructuring expenses consist of costs associated with the ongoing reorganization of our business operations and expense re-alignment efforts, which primarily relate to severance costs from workforce reductions due to the impacts of the COVID-19 pandemic and organizational changes to capture synergies from past acquisitions as we move toward one global AgileThought. We also incurred an immaterial amount of facility-related exit costs. When business slowed as a result of COVID-19, there was a reduction in force to control expenses, as not all resources could be usefully reallocated. As of September 30, 2021, the majority of the COVID-related expenses had been paid. At this time, we do not anticipate material additional restructuring charges related to COVID-19, and remaining payments will occur in 2021.

In December 2020, the Company communicated a restructuring plan to transition to an integrated, one AgileThought approach rather than managing recent acquisitions and regions separately. By creating a global organization for the information technology, human resources, and finance functions, the Company was able to capture synergies, resulting in the elimination of certain positions. The Company incurred severance costs related to these terminations, and all activity is expected to be completed by March 31, 2022.

The following table summarizes the Company’s restructuring activities included in accrued liabilities:

(in thousands USD)	One AgileThought	COVID Plan	Restructuring Total
Balance as of December 31, 2020	$2,222	$717	$2,939
Restructuring charges	—	(113)	(113)
Payments	1,974	514	2,488
Balance as of September 30, 2021	$248	$90	$338

Note 14 — Restructuring

Restructuring expenses of $5.5 million in 2020 consist of costs associated with the ongoing reorganization of our business operations and expense re-alignment efforts, which primarily relate to severance costs from workforce reductions due to the impacts of the COVID-19 pandemic and organizational changes to capture synergies from past acquisitions as we move toward one global AgileThought. We also incurred an immaterial amount of facility related exit costs. When business slowed as a result of COVID-19, there was a reduction in force to control expenses, as not all resources could be usefully reallocated. As of December 31, 2020, the majority of the $3.1 million pre-tax COVID-related expenses had been paid. At this time, we do not anticipate additional restructuring charges related to COVID-19, and remaining payments will occur in the first half of 2021.

In December 2020, we communicated a restructuring plan to transition to an integrated, one AgileThought approach rather than managing recent acquisitions and regions separately. By creating a global organization for the information technology, human resources, and finance functions, we were able to capture synergies, resulting in the elimination of certain positions. The Company incurred severance costs related to these terminations, and all activity is expected to be completed by March 31, 2022.

The following table summarizes the Company’s restructuring activities included in accrued liabilities:

(in thousands USD)	One AgileThought	COVID Plan	Restructuring Total
Balance as of December 31, 2019	$—	$—	$—
Restructuring charges	2,376	3,148	5,524
Payments	154	2,431	2,585
Balance as of December 31, 2020	$2,222	$717	$2,939